Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended							72 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2015 CNY (¥)
Loss before income taxes
Non-PRC	$ (801,230)	¥ (5,190,211)		¥ (954,438)	¥ (54,602)
PRC	(328,892)	(2,130,496)		(874,903)	(91,595)
Loss before income taxes	(1,130,122)	(7,320,707)		(1,829,341)	(146,197)
Income tax expense
Current	12,453	80,669		32,742	49,528
Deferred	(8,936)	(57,885)		(15,182)	(8,436)
Income tax expense	3,517	22,784		17,560	41,092
Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax
Loss before income tax	(1,130,122)	(7,320,707)		(1,829,341)	(146,197)
Expected taxation at PRC EIT statutory rate of 25%	(282,531)	(1,830,177)		(457,335)	(36,549)
Effect of different tax rates in different jurisdictions	200,086	1,296,116		239,800	14,426
Research & development super-deduction	(6,646)	(43,049)		(33,391)	(22,767)
Effect of lower tax rate applicable to HNTE	30,899	200,158		49,341	(20,502)
Late payment interest	1,658	10,742		9,256	1,533
Adjustment of estimated income tax accruals	467	3,021		1,759
Deemed revenue	5,373	34,806		113,474	95,441
Non-deductible expenses	3,993	25,863		14,860	2,668
Changes in valuation allowance	50,413	326,569		81,496	7,446
Non-taxable income	(195)	(1,265)		(1,700)	(604)
Income tax expense	3,517	22,784		17,560	41,092
Deferred tax assets, current portion:
Advertising expenses	17,857			163					¥ 115,671
Bad debt expenses	509			1,878					3,299
Accrued expenses	26,336			77,753					170,603
Accrued salaries and welfare payable	1,210			30,549					7,839
Interest of borrowings	567								3,674
Less: valuation allowance	(34,050)			(87,484)					(220,573)
Current deferred tax assets	12,429			22,859					80,513
Deferred tax assets, non-current portion:
Advertising expenses				6
Depreciation expenses	152			525					985
Tax loss carry forward	30,244			12,634					195,915
Impairment of long-term investments	1,522								9,856
Less: valuation allowance	(31,901)			(13,165)					(206,645)
Non-current deferred tax assets	17								111
Intangible asset	(203)								(1,318)
Net operating tax loss carry forwards	193,857								1,255,770
Unrecognized tax benefits that would impact effective tax rate, if recognized	10,824			58,818					70,117
Unrecognized tax benefit
Balance at the beginning of the period	23,599	152,865		83,677	32,782
Additions based on tax positions related to the current year	3,614	23,408		67,798	53,745
Additions for tax positions of prior years	12,309	79,737		6,401
Reductions based on tax positions related to prior years	(11,489)	(74,421)		(5,011)	(2,850)
Balance at the end of the period	28,033	181,589	$ 23,599	152,865	83,677
Late payment interest expense recognized	1,658	10,742		9,256	1,533
Late payment penalties recognized		¥ 0		0	¥ 0
Late payment of interest accrued	$ 3,449			¥ 11,597					¥ 22,339
WFOE and Qunar.Com | HNTE
Income taxes
Preferential income tax rate (as a percent)						15.00%	15.00%	15.00%
Hong Kong | Queen's Road
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%
PRC
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%
Dividends withholding tax rate (as a percent)	10.00%	10.00%